VIA EDGAR

November 6, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of each prospectus and statement of additional information, dated November 13, 2023, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of each prospectus and statement of additional information contained in the registration statement that was electronically filed on October 31, 2023 under Rule 485(b) as Post-Effective Amendment No. 174.

If you have any questions regarding this certification, please contact the undersigned at 212-314-2203.

Sincerely
EQ Advisors Trust

/s/ Cheryl Cherian
Cheryl Cherian
Vice President and Assistant Secretary

cc: K&L Gates LLP